Statements of Cash Flows (USD $)	12 Months Ended		84 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014
Operating Activities
Net Income (Loss)	$ (13,620)	$ (17,132)	$ (188,267)
Stock Issued for Company Expenses paid by Related Parties			22,000
Company Expenses paid by Related Parties	13,310	10,375	53,230
Impairment of mining Property			26,250
Impairment -Distribution License			42,500
Change in Assets and Liabilities
Increase (decrease) accounts payable	(2,650)	3,032	3,337
Increase (decrease) in accrued expenses	295	395	5,550
Increase (Decrease) in Accrued Interest-Related Party	2,147	2,036	10,669
Increase (Decrease) in Loans Payable-Related Party			564
Net Cash Provided (Used) by Continuing Operating Activities	(518)	(1,294)	(24,167)
Financing Activities
Cash provided by (Used for) Notes Payable Related Party			13,577
Cash provided by (Used for) Notes Payable- Others		4,590
Stock Issued for Cash			6,000
Net Cash Provided (Used) by Financing Activities			24,167
Increase (Decrease) in Cash from Continuing Operations	(518)	(1,294)
Cash and Cash Equivalents at Beginning of Period	518	1,812
Cash and Cash Equivalents at End of Period		518
Non-Cash Activities
Stock issued for services			3,000
Stock issued for Interest Payable			287
Stock issued for Accounts Payable			10,713
Stock Issued for mining claims			26,250
Stock Issued for Distribution Agreement			42,500
Contributed Capital- sale of mineral claims to Related Parties		25,000	25,000
Interest	$ 2,148	$ 1,088	$ 10,669